Exhibit 99.1
Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	13	Payment Date	October 15, 2013
Collection Period	September, 2013

Additional information about the structure, casflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-173928-06 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. SUMMARY

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2012-B Reference Pool Balance		$924,998,846.08	$698,541,503.91	$669,729,699.03	0.7240330
Total Note Balance		$833,423,000.00	$606,965,657.83	$578,153,852.95	0.6937100

Total Overcollateralization		$91,575,846.08	$91,575,846.08	$91,575,846.08

2012-B Exchange Note Balance		$859,198,969.07	$632,741,626.90	$603,929,822.02	0.7028987
2012-B Exchange Note Overcollateralization		$65,799,877.01	$65,799,877.01	$65,799,877.01

Overcollateralization			Beginning of Period	End of Period
2012-B Reference Pool Balance as a % of Total Note Balance			115.09%	115.84%
2012-B Reference Pool Balance as a % of 2012-B Exchange Note Balance			110.40%	110.90%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	0.23000%	$140,000,000.00	$0.00	$0.00	0.0000000
Class A-2 Notes	0.54000%	$290,000,000.00	$203,542,657.83	$174,730,852.95	0.6025202
Class A-3 Notes	0.57000%	$280,000,000.00	$280,000,000.00	$280,000,000.00	1.0000000
Class A-4 Notes	0.71000%	$49,423,000.00	$49,423,000.00	$49,423,000.00	1.0000000
Class B Notes	1.10000%	$37,000,000.00	$37,000,000.00	$37,000,000.00	1.0000000
Class C Notes	1.50000%	$37,000,000.00	$37,000,000.00	$37,000,000.00	1.0000000
Total		$833,423,000.00	$606,965,657.83	$578,153,852.95	0.6937100

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$28,811,804.88	$99.35	$91,594.20	$0.32	$28,903,399.08	$99.67
Class A-3 Notes	$0.00	$0.00	$133,000.00	$0.48	$133,000.00	$0.48
Class A-4 Notes	$0.00	$0.00	$29,241.94	$0.59	$29,241.94	$0.59
Class B Notes	$0.00	$0.00	$33,916.67	$0.92	$33,916.67	$0.92
Class C Notes	$0.00	$0.00	$46,250.00	$1.25	$46,250.00	$1.25
Total	$28,811,804.88	$34.57	$334,002.81	$0.40	$29,145,807.69	$34.97

II. POOL INFORMATION

2012-B Reference Pool Balance	Lease Balance	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$815,885,960.56	$698,541,503.91	$537,493,502.17
Change	$(33,667,454.64)	$(28,811,804.88)	$(15,050,549.87)
End of Period	$782,218,505.92	$669,729,699.03	$522,442,952.30
Residual Portion of Securitization Value as % of Securitization Value at end of period			78.01%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	38,448	4,946	33,502	1,022	32,480

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months				13.0	12.3

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	13	Payment Date	October 15, 2013
Collection Period	September, 2013

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		362	$7,277,501.50	1.09%
61 - 90 Days Delinquent		32	$641,326.34	0.10%
91- 120 Days Delinquent		5	$81,908.36	0.01%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		399	$8,000,736.20	1.19%

		Current Period	Cumulative
Prepayment Speed		0.46%	0.59%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Rent Payments				$13,165,164.38
plus: Payoffs				$6,997,665.10
plus: Other (including extension fees, excess charges, etc.)				$196,000.54
minus: Payaheads				$(567,077.19)
plus: Payahead Draws				$636,275.81
plus: Advances				$714,168.89
minus: Advance Reimbursement Amounts				$(582,497.00)
plus: Administrative Removal Amounts				$0.00
plus: Net Auction Proceeds				$13,552,982.65
plus: Recoveries				$103,543.63
Total Collections				$34,216,226.81

Reserve Account Balance Beginning of Period				$23,124,971.15

Total Collections Plus Reserve				$57,341,197.96

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$582,117.92	$582,117.92	$56,759,080.04	$0.00
2012-B Exchange Note Interest Payment	$769,659.88	$769,659.88	$55,989,420.16	$0.00
2012-B Exchange Note Principal Payment	$28,811,804.88	$28,811,804.88	$27,177,615.28	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$27,177,615.28	$0.00
Reserve Account Deposit	$23,124,971.15	$23,124,971.15	$4,052,644.13	$0.00
Shared Amounts	$0.00	$0.00	$4,052,644.13	$0.00
Remaining Funds Released to Borrowers	$4,052,644.13	$4,052,644.13	$0.00	$0.00
Total	$57,341,197.96	$57,341,197.96	$0.00	$0.00

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	13	Payment Date	October 15, 2013
Collection Period	September, 2013

IV. AVAILABLE FUNDS AND DISTRIBUTIONS

Available Funds
2012-B Exchange Note Interest Payment				$769,659.88
2012-B Exchange Note Principal Payment				$28,811,804.88
Shortfall Payment (to cover Notes)				$0.00

Total				$29,581,464.76

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$29,581,464.76	$0.00
Administration Fee	$5,058.05	$5,058.05	$29,576,406.71	$0.00
Class A-1 Interest	$0.00	$0.00	$29,576,406.71	$0.00
Class A-2 Interest	$91,594.20	$91,594.20	$29,484,812.51	$0.00
Class A-3 Interest	$133,000.00	$133,000.00	$29,351,812.51	$0.00
Class A-4 Interest	$29,241.94	$29,241.94	$29,322,570.57	$0.00
Total Class A Interest	$253,836.14	$253,836.14		$0.00
First Priority Principal Payment	$0.00	$0.00	$29,322,570.57	$0.00
Class B Interest	$33,916.67	$33,916.67	$29,288,653.90	$0.00
Second Priority Principal Payment	$0.00	$0.00	$29,288,653.90	$0.00
Class C Interest	$46,250.00	$18,500.00	$29,242,403.90	$0.00
Regular Principal Payment	$28,811,804.88	$28,811,804.88	$430,599.02	$0.00
Reserve Account Deposit	$0.00	$0.00	$430,599.02	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$430,599.02	$0.00
Remaining Funds to Holder of Residual Interest	$430,599.02	$430,599.02	$0.00	$0.00
Total	$29,581,464.76	$29,581,464.76	$0.00	$0.00

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,728,817.99
plus: Additional Advances				$714,168.89
minus: Advance Reimbursement Amounts				$(582,497.00)
End of Period Advance Balance				$2,860,489.88

Payaheads
Beginning of Period Payahead Balance				$1,638,899.85
plus: Additional Payaheads				$567,077.19
minus: Payahead Draws				$(636,275.81)
End of Period Payahead Balance				$1,569,701.23

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$23,124,971.15
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
Reserve Balance after Deposit from Exchange Note				$23,124,971.15
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$23,124,971.15

Memo: Required Reserve Amount				$23,124,971.15
Reserve Shortfall				$0.00

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	13	Payment Date	October 15, 2013
Collection Period	September, 2013

VII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	239	2,558	$4,937,438.48	$55,073,635.69
Standard Terminations	72	425	$1,150,292.07	$6,800,095.73
Total Retained	311	2,983	$6,087,730.55	$61,873,731.42

Returned Vehicles
Early Terminations	295	1,207	$5,989,028.37	$24,036,373.66
Standard Terminations	388	1,527	$6,824,294.01	$25,871,055.25
Total Returned	683	2,734	$12,813,322.38	$49,907,428.91

Charged Off Leases / Repossessed Vehicles	26	232	$530,546.92	$4,923,647.64
Removals by Servicer and Other	2	19	$51,472.15	$453,909.38
Total Terminations	1,022	5,968	$19,483,072.00	$117,158,717.35

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	928	3,055	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			66.83%	45.81%
Early Termination Rate (Early Terminations / Total Terminations)			52.25%	63.09%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

VIII. GAIN (LOSS) CALCULATIONS
	Number of Leases		Gain (Loss)
Gain (Loss) on Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Customer Payments			$7,042,833.02
plus: Payahead draws			$73,984.10
minus: Unreimbursed Advances			$(28,783.39)
minus: Securitization Value of Retained Vehicles			$(6,087,730.55)
Total	311	2,983	$1,000,303.18	$9,960,316.60
Gain (Loss) Per Retained Vehicle			$3,216.41	$3,339.03

Gain (Loss) on Returned Vehicles
Customer Payments			$638,333.30
plus: Net Auction Proceeds			$13,139,651.27
plus: Payahead Draws			$216,093.92
minus: Unreimbursed Advances			$(39,780.25)
minus: Securitization Value of Returned Vehicles			$(12,813,322.38)
Total	683	2,734	$1,140,975.86	$5,903,072.83
Gain (Loss) Per Returned Vehicle			$1,670.54	$2,159.13

Credit Gain (Loss) Charged Off / Repossessed Vehicles	26	232	$(93,911.67)	$(789,987.92)
Credit Gain (Loss) Per Charged Off / Repossessed Vehicle			$(3,611.99)	$(3,405.12)

Gain (Loss) on Removals by Servicer and Other	2	19
Note: There is no Gain or Loss on Removals by Servicer

Recoveries from Leases Closed in Prior Periods			$87,143.08	$435,921.64

Total Gain (Loss)	1,022	5,968	$2,134,510.45	$15,509,323.15

Memo: Residual Gain (Loss) on Returned Vehicles
Net Auction Proceeds			$13,139,651.27
plus: Excess Wear and Use and Excess Mileage Assessed			$231,471.34
minus: Residual Portion of Securitization Value			$(12,078,338.89)
Total	683	2,734	$1,292,783.72	$6,725,760.13
Residual Gain (Loss) Per Returned Vehicle			$1,892.80	$2,460.04

Ford Credit Auto Lease Trust 2012-B
Monthly Investor Report

Transaction Month	13	Payment Date	October 15, 2013
Collection Period	September, 2013

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer

* Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discountrate.

** The Weighted Average is calculated based on Securitization value.